Note 6 - Disclosures to the Consolidated Statements of Income or Loss - Cost of Research and Development (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Development cost of prototypes	€ 93,117	€ 27,632	€ 8,234
Personnel expenses	21,363	11,340	21,652
Impairment	41,182	0	0
Software fees and subscriptions	977	506	91
Professional services	363	352	267
Depreciation and amortization	632	284	171
Other	845	495	54
Total	158,479	40,609	30,469
CSOP ESOP stock option program in research and development [Member]
Statement Line Items [Line Items]
Personnel expenses	€ 231	€ 1,137	€ 17,723